Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 16

Debt issued measured at amortized cost

USD m 31.12.23 31.12.22
Short-term debt
1
37,285 29,676
Senior unsecured debt 18,450 17,892
of which: issued by UBS AG with original maturity greater than one year
18,446 17,892
Covered bonds 1,006 0
Subordinated debt 3,008 2,968
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
0 2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments
538 536
Debt issued through the Swiss central mortgage institutions 10,035 8,962
Long-term debt
2
32,499 29,823
Total debt issued measured at amortized cost
3,4
69,784 59,499
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one year.

The
classification of debt

issued into

short-term and long

-term does not

consider any early

redemption features.

3 Net of

bifurcated embedded derivatives,

the fair value

of which was

not material

for the

periods
presented.

4 Except for Covered bonds and Debt issued through the Swiss central mortgage institutions,
100 % of the balance was unsecured as of 31 December 2023.
UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt

instruments held
at amortized cost. In

some cases, UBS AG applies

hedge accounting for

interest rate risk

as discussed in item

2j in Note
1a and Note

25.

As a result

of applying hedge

accounting, the

life-to-date adjustment

to the carrying

amount of
Debt
issued measured at amortized cost

was a decrease of USD
0.4 bn as of 31 December 2023 and a decrease of USD 1.0 bn
as of 31 December 2022, reflecting changes

in fair value due to interest rate movements.
Subordinated debt consists

of unsecured debt

obligations that are

contractually subordinated

in right of

payment to all
other

present

and

future

non-subordinated

obligations

of

the

respective

issuing

entity.

All

of

the

subordinated

debt
instruments outstanding as of 31 December 2023 pay a

fixed rate of interest.
›
Refer to Note 23 for maturity information